SUPPLEMENT DATED MARCH 22, 2011
TO THE INSTITUTIONAL CLASS PROSPECTUS OF
MATTHEWS ASIA FUNDS (AS SUPPLEMENTED)
DATED OCTOBER 29, 2010

For all existing and prospective Institutional Class shareholders of Matthews Asian Growth and Income Fund:

Effective immediately, the following supplements the Portfolio Managers section on page 3 and the “Management of the Funds – Portfolio Managers” section on page 50 with respect to the Matthews Asian Growth and Income Fund only:

Robert Horrocks, PhD and Jesper Madsen, CFA have assumed full responsibility for management of the Matthews Asian Growth and Income Fund and are now the Lead Managers assigned to the Fund.

All references to Andrew Foster in respect of the Matthews Asian Growth and Income Fund are hereby removed.

For all existing and prospective Institutional Class shareholders of Matthews Asia Dividend Fund:

Effective immediately, Andrew Foster no longer acts as Co-Manager of the Matthews Asia Dividend Fund and Yu Zhang, CFA is now a Co-Manager of the Matthews Asia Dividend Fund.

The following supplements the Portfolio Managers section on page 6:

Yu Zhang, CFA is now a Co-Manager of the Matthews Asia Dividend Fund.

The following supplements the “Management of the Funds – Portfolio Managers” section on page 51 with respect to the Matthews Asia Dividend Fund only:

Yu Zhang is a Portfolio Manager at Matthews International Capital Management, LLC and co-manages the Asia Dividend strategy. Prior to joining Matthews in 2007 as a Research Associate, Yu was an Analyst researching Japanese companies at Aperta Asset Management from 2005 to 2007. Before receiving a graduate degree in the U.S., he was an Associate in the Ningo, China office of Mitsui & Co., a Japanese general trading firm. Yu received a B.A. in English Language from the Beijing Foreign Studies University, an M.B.A. from Suffolk University and an M.S. in Finance from Boston College. He is fluent in Mandarin. Yu has been a Portfolio Manager of the Matthews Asia Dividend Fund since 2011.

All references to Andrew Foster in respect of the Fund are hereby removed.

For all existing and prospective Institutional Class shareholders of Matthews India Fund:

Effective immediately, Andrew Foster no longer acts as Co-Manager of the Matthews India Fund and all references to Andrew Foster in respect of the Fund are hereby removed.

Please retain this Supplement with your records.